Subsidiary Guarantor Information - Supplemental Statement of Comprehensive Income (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Supplemental information [line items]
Net sales		$ 1,490,655,379	$ 948,946,360	$ 1,392,862,505
Services income	$ 241,613	4,973,241	4,715,484	9,108,680
Total revenues	72,661,531	1,495,628,620	953,661,844	1,401,971,185
Impairment of wells, pipelines, properties, plant and equipment		(1,210,595)	(36,353,700)	(31,283,154)
Cost of sales	51,820,667	1,066,650,702	832,614,690	1,122,933,424
Gross income	20,782,050	427,767,323	84,693,454	247,754,607
General expenses:
Total general expenses		165,470,861	158,330,686	152,654,733
Other revenues (expenses), net		(33,368,630)	10,574,132	7,728,756
Operating income	11,121,910	228,927,832	(63,063,100)	102,828,630
Financing cost, net		(160,889,106)	(127,927,053)	(126,889,660)
Foreign exchange (loss) income, net		(45,675,050)	(128,949,304)	86,930,388
(Loss) profit sharing in joint ventures and associates	(150,028)	(3,088,107)	(3,540,533)	(1,157,893)
(Impairment) in joint ventures	(325,665)	(6,703,324)	0	0
(Loss) income before duties, taxes and other	610,793	12,572,245	(323,479,990)	61,711,465
Total taxes, duties and other		307,348,122	185,572,075	343,823,489
Net loss (income) for the year	(14,320,979)	(294,775,877)	(509,052,065)	(282,112,024)
Total other comprehensive result	10,355,284	213,147,995	(11,305,412)	(312,022,846)
Total comprehensive (loss) income	$ (3,965,695)	(81,627,882)	(520,357,477)	(594,134,870)
Petroleos Mexicanos [member]
Supplemental information [line items]
Services income		83,783,182	78,461,654	59,915,165
Total revenues		83,783,182	78,461,654	59,915,165
Cost of sales		939,331	982,896	989,308
Gross income		82,843,851	77,478,758	58,925,857
General expenses:
Total general expenses		77,055,697	75,817,961	62,645,185
Other revenues (expenses), net		2,985,438	170,887	139,412
Operating income		8,773,592	1,831,684	(3,579,916)
Financing cost, net		(54,245,927)	(54,710,062)	(66,593,657)
Foreign exchange (loss) income, net		(5,185,616)	(1,778,917)	3,912,176
(Loss) profit sharing in joint ventures and associates		(246,891,433)	(433,417,288)	(292,585,923)
(Loss) income before duties, taxes and other		(297,549,384)	(488,074,583)	(358,847,320)
Total taxes, duties and other		(3,017,215)	20,804,230	(11,557,958)
Net loss (income) for the year		(294,532,169)	(508,878,813)	(347,289,362)
Total other comprehensive result		44,225,180	(6,062,096)	(55,495,859)
Total comprehensive (loss) income		(250,306,989)	(514,940,909)	(402,785,221)
Subsidiary guarantors [member]
Supplemental information [line items]
Net sales		1,815,602,641	1,115,845,485	1,623,118,346
Services income		93,096,004	88,034,087	131,935,732
Total revenues		1,908,698,645	1,203,879,572	1,755,054,078
Impairment of wells, pipelines, properties, plant and equipment		(751,469)	(36,303,470)	(27,672,704)
Cost of sales		1,502,101,853	1,090,745,812	1,488,250,706
Gross income		405,845,323	76,830,290	239,130,668
General expenses:
Total general expenses		160,027,365	154,020,378	141,628,000
Other revenues (expenses), net		(37,344,472)	5,733,633	3,048,907
Operating income		208,473,486	(71,456,455)	100,551,575
Financing cost, net		(102,785,773)	(70,134,087)	(57,364,522)
Foreign exchange (loss) income, net		(39,529,621)	(125,864,355)	82,143,830
(Loss) profit sharing in joint ventures and associates		(2,353,222)	1,288,687	116,536
(Loss) income before duties, taxes and other		63,804,870	(266,166,210)	125,447,419
Total taxes, duties and other		308,071,088	159,451,307	352,239,318
Net loss (income) for the year		(244,266,218)	(425,617,517)	(226,791,899)
Total other comprehensive result		161,981,238	(12,844,301)	(253,482,329)
Total comprehensive (loss) income		(82,284,980)	(438,461,818)	(480,274,228)
Non-guarantor subsidiaries [member]
Supplemental information [line items]
Net sales		737,192,231	459,202,040	712,266,064
Services income		11,936,130	12,253,482	9,683,190
Total revenues		749,128,361	471,455,522	721,949,254
Impairment of wells, pipelines, properties, plant and equipment		(459,126)	(50,230)	(3,610,450)
Cost of sales		728,325,768	460,296,695	705,101,991
Gross income		20,343,467	11,108,597	13,236,813
General expenses:
Total general expenses		9,622,354	9,198,761	11,974,223
Other revenues (expenses), net		1,009,896	4,635,082	4,616,272
Operating income		11,731,009	6,544,918	5,878,862
Financing cost, net		(3,907,658)	(3,066,150)	(2,953,372)
Foreign exchange (loss) income, net		(959,813)	(1,306,032)	874,382
(Loss) profit sharing in joint ventures and associates		(10,630,620)	(12,588,491)	(4,297,609)
(Impairment) in joint ventures		(6,703,324)
(Loss) income before duties, taxes and other		(10,470,406)	(10,415,755)	(497,737)
Total taxes, duties and other		2,294,249	5,316,538	3,142,129
Net loss (income) for the year		(12,764,655)	(15,732,293)	(3,639,866)
Total other comprehensive result		6,941,577	7,600,985	(375,252)
Total comprehensive (loss) income		(5,823,078)	(8,131,308)	(4,015,118)
Intersegment eliminations [member]
Supplemental information [line items]
Net sales		(1,062,139,493)	(626,101,165)	(942,521,905)
Services income		(183,842,075)	(174,033,739)	(192,425,407)
Total revenues		(1,245,981,568)	(800,134,904)	(1,134,947,312)
Cost of sales		(1,164,716,250)	(719,410,713)	(1,071,408,581)
Gross income		(81,265,318)	(80,724,191)	(63,538,731)
General expenses:
Total general expenses		(81,234,555)	(80,706,414)	(63,592,675)
Other revenues (expenses), net		(19,492)	34,530	(75,835)
Operating income		(50,255)	16,753	(21,891)
Financing cost, net		50,252	(16,754)	21,891
(Loss) profit sharing in joint ventures and associates		256,787,168	441,176,559	295,609,103
(Loss) income before duties, taxes and other		256,787,165	441,176,558	295,609,103
Net loss (income) for the year		256,787,165	441,176,558	295,609,103
Total other comprehensive result				(2,669,406)
Total comprehensive (loss) income		$ 256,787,165	$ 441,176,558	$ 292,939,697